Fair Value Measurements	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements

Note 5. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	September 30, 2025
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - November 2022 Peak Bio Warrants	$32	$—	$—	$32
Warrant liability - April 2023 Peak Bio Warrants	388	—	—	388
Warrant liability - September 2022 Series B Warrants	83	—	—	83
Derivative liability - ELOC	100	—	—	100
Total liabilities	$603	$—	$—	$603

	December 31, 2024
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - November 2022 Peak Bio Warrants	$95	$—	$—	$95
Warrant liability - April 2023 Peak Bio Warrants	736	—	—	736
Warrant liability - September 2022 Series B Warrants	181	—	—	181
Total liabilities	$1,012	$—	$—	$1,012

The Company’s Level 3 liabilities consist of the September 2022 Warrants, the November 2022 Peak Bio Warrants and the April 2023 Peak Bio Warrants, which were determined to be liability-classified instruments, and a derivative liability related to the ELOC Purchase Agreement (described in Note 7). There were no transfers between Level 1, Level 2, and Level 3 during the three and nine months ended September 30, 2025 and the year ended December 31, 2024.

Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the activity in the warrant liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) during the three and nine months ended September 30, 2025:

	Warrant Liability
(In thousands)	September 2022 Series B Warrants	November 2022 Peak Bio Warrants	April 2023 Peak Bio Warrants	Derivative Liability	Total
Balance, December 31, 2024	$181	$95	$736	$—	$1,012
Change in the fair value of liability	30	—	24	—	54
Balance, March 31, 2025	211	95	760	—	1,066
Extinguishment of liability	(66)	—	—	—	(66)
Change in the fair value of liability	(31)	(32)	(71)	—	(134)
Balance, June 30, 2025	114	63	689	—	866
Initial recognition of liability	—	—	—	100	100
Reclassification to equity	—	—	(110)	—	(110)
Change in the fair value of liability	(31)	(31)	(191)	—	(253)
Balance, September 30, 2025	$83	$32	$388	$100	$603

The following table summarizes the activity in the warrant liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) during the three and nine months ended September 30, 2024:

	Warrant Liability
(In thousands)	September 2022 Series A Warrants	September 2022 Series B Warrants	Total
Balance, December 31, 2023	$15	$1,238	$1,253
Change in the fair value of liability	(15)	(634)	(649)
Balance, March 31, 2024	—	604	604
Change in the fair value of liability	—	151	151
Balance, June 30, 2024	—	755	755
Change in the fair value of liability	—	(30)	(30)
Balance, September 30, 2024	$—	$725	$725

Liability-Classified Warrants

The fair value of the warrant liabilities is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the liability classified warrants (each defined below) were determined using the Black-Scholes Option Pricing Model, which uses various assumptions, including (i) fair value of the Company’s ADSs, (ii) exercise price of the warrant, (iii) expected term of the warrant, (iv) expected volatility and (v) expected risk-free interest rate.

Below are the assumptions used for the fair value calculations of the liability classified warrants as of September 30, 2025 and December 31, 2024:

	September 30, 2025			December 31, 2024
	September 2022 Series B Warrants	November 2022 Warrants	April 2023 Warrants	September 2022 Series B Warrants	November 2022 Warrants	April 2023 Warrants
Stock (ADS) price	$1.01	$1.01	$1.01	$1.22	$1.22	$1.22
Exercise price	$17.00	$39.18	$2.04	$17.00	$39.18	$2.04
Expected term (in years)	4.0	2.1	2.6	4.7	2.8	3.3
Expected volatility	90.0%	100.0%	100.0%	85.0%	95.0%	90.0%
Risk-free interest rate	3.6%	3.6%	3.6%	4.4%	4.3%	4.3%
Expected dividend yield	—	—	—	—	—	—

Derivative Liability

The derivative liability related to the ELOC Purchase Agreement (described in Note 7) is valued using the Monte Carlo simulation model and as such is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value were the projected volume weighed average share price at each trading date and the use of the maximum draw down potential. The fair value of the ELOC Purchase Agreement derivative liability at inception of the agreement was $100,000. The fair value of the ELOC Purchase Agreement was approximately the same as the fair value at inception and therefore no change in fair value of the derivative liability was recorded for the three and nine months ended September 30, 2025.

Note 4. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	December 31, 2024
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - November 2022 Peak Warrants	$95	$—	$—	$95
Warrant liability - April 2023 Peak Warrants	736	—	—	736
Warrant liability - Series B	181	—	—	181
Total warrant liabilities	$1,012	$—	$—	$1,012

	December 31, 2023
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$15	$—	$—	$15
Warrant liability - Series B	1,238	—	—	1,238
Total warrant liabilities	$1,253	$—	$—	$1,253

The Company’s Level 3 liabilities consist of the September 2022 Warrants, the November 2022 Peak Warrants and the April 2023 Peak Warrants, which were determined to be liability-classified instruments. There were no transfers between Level 1, Level 2, and Level 3 during the years ended December 31, 2024 and 2023.

Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the activity in the warrant liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) during the years ended December 31, 2024 and 2023:

	Warrant Liabilities
(In thousands)	Series A	Series B	November 2022 Warrants	April 2023 Warrants	Total
Balance, December 31, 2022	$1,812	$6,040	$—	$—	$7,852
Change in the fair value of liability	(1,797)	(4,802)	—	—	(6,599)
Balance, December 31, 2023	$15	$1,238	$—	$—	$1,253
Assumption of Peak Bio warrants	—	—	213	1,631	1,844
Change in the fair value of liability	(15)	(1,056)	(119)	(895)	(2,085)
Balance, December 31, 2024	$—	$182	$94	$736	$1,012

Assumptions Used in Determining Fair Value of Liability-Classified Warrants

The fair value of the warrant liabilities is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the Series A Warrants, the Series B Warrants, the November 2022 Peak Warrants and the April 2023 Peak Warrants was determined using the Black-Scholes Option Pricing Model, which uses various assumptions, including (i) fair value of the Company’s ADSs, (ii) exercise price of the warrant, (iii) expected term of the warrant, (iv) expected volatility and (v) expected risk-free interest rate.

Below are the assumptions used for the fair value calculations of the Series A Warrants, Series B Warrants, November 2022 Peak Warrants and April 2023 Peak Warrants, as of December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	Series B	November 2022 Warrants	April 2023 Warrants	Series A	Series B
Stock (ADS) price	$1.22	$1.22	$1.22	$3.12	$3.12
Exercise price	$17.00	$39.18	$2.04	$17.00	$17.00
Expected term (in years)	4.7	2.8	3.3	0.7	5.7
Expected volatility	85.0%	95.0%	90.0%	85.0%	95.0%
Risk-free interest rate	4.4%	4.3%	4.3%	5.1%	3.9%
Expected dividend yield	—	—	—	—	—

Peak Bio, Inc. [Member]
Fair Value Measurements

11. Fair Value of Financial Instruments

The Company believes the carrying amounts of its cash, accounts payable and accrued expenses, and debt balances approximate their fair values due to their near-term maturities. There were no transfers among Level 1, Level 2 or Level 3 categories.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurement at September 30, 2024
	Total	Level 1	Level 2	Level 3
				-
Derivative liability	3,020,610	—	—	3,020,610
Warrant liability	Less than $1	—	—	Less than $1
Total Liabilities	$3,020,610	$—	$—	$3,020,610

	Fair Value Measurement at December 31, 2023
	Total	Level 1	Level 2	Level 3
				-
Derivative liability	361,704	—	—	361,704
Warrant liability	Less than $1	—	—	Less than $1
Total Liabilities	$361,704	$—	$—	$361,704

The table below presents the changes in Level 3 liabilities (assets) measured at fair value on a recurring basis during the three months ended September 30, 2024 and 2023:

	White Lion Derivative Liability	Key Company Stockholder Forward Liability (Asset)	Private Placement Warrants Liability	November 2022 Convertible Note Liability	April 2023 Conversion Feature Liability	April 2023 Convertible Notes Warrants Liability	December 2023 Conversion Feature Liability	May 2024 Conversion Feature Liability
Balance at January 1, 2023	$1,000	$(13,000)	$525,000	$165,000	$—	$—	$—	$—
Change in fair value	(1,000)	13,000	(525,000)	—	—	—	—	—
Balance at March 31, 2023	$—	$—	$—	$165,000	$—	$—	$—	$—
Inception Date	—	—	—	—	849,146	2,402,161	—	—
Capital Contribution to Equity on Exercise of Warrants	—	—	—	—	—	(244,261)	—	—
Change in fair value	—	—	—	—	548,233	712,857	—	—
Balance at June 30, 2023	$—	$—	$—	$165,000	$1,397,379	$2,870,757	$—	$—
Capital Contribution to Equity on Exercise of Warrants	—	—	—	—	—	(517,307)	—	—
Change in fair value				—	(1,397,379)	(2,218,040)	—	—
Balance at September 30, 2023	$—	$—	$—	$165,000	$—	$135,410	$—	$—

Balance at January 1, 2024	$—	$—	$—	$—	$—	$—	$361,704	$—
Issuance of December 2023 Convertible Notes	—	—	—	—	—	—	211,842	—
Change in fair value	—	—	—	—	—	—	114,709	—
Balance at March 31, 2024	$—	$—	$—	$—	$—	$—	$688,255	$—
Issuance of May 2024 Convertible Notes	—	—	—	—	—	—	—	927,150
Change in fair value	—	—	—	—	—	—	172,064	66,225
Balance at June 30, 2024	$—	$—	$—	$—	$—	$—	$860,319	$993,375
Issuance of May 2024 Convertible Notes	—	—	—	—	—	—	—	1,414,075
Change in fair value	—	—	—	—	—	—	(114,709)	(132,450)
Balance at September 30, 2024	$—	$—	$—	$—	$—	$—	$745,610	$2,275,000

White Lion Derivative Liability

The White Lion Derivative Liability is valued using Monte Carlo simulation model and a such is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value were the projected volume weighed average share price at each trading date and the use of the maximum draw down potential. The fair value of the White Lion Derivative Liability at September 30, 2023 of $0 was determined using the Monte Carlo Model based on the projected stock price of $0.12, expected volatility of 90.3%, risk-free rate of 4.89% and discounted by 2.5% for the probability of the Company timely filing all SEC documents and meeting the OTC Market listing requirements. The fair value of the White Lion Purchase Agreement was $0 at September 30, 2024.

The following weighted average assumptions were used in determining the fair value of the White Lion Purchase Agreement at September 30, 2024 and 2023:

	September 30,	September 30,
	2024	2023
Stock Price	$0.18	$0.12
Expected volatility	85.2%	90.3%
Risk-free interest rate	3.88%	4.89%
Discount related to the probability of timely filing all SEC documents and meeting the NASDAQ listing requirements	81.0%	2.5%
Expected dividend yield	—%	—%

April 2023 Convertible Note Warrants and Placement Agent Warrants

The April 2023 Convertible Note Warrants and Placement Agent Warrants were accounted as a liability at the issuance date and were fair valued using a Black Scholes Option Pricing Model, and is considered to be a Level 3 fair value measurement, as the fair value of the instruments was determined based on significant inputs not observable in the market. On November 1, 2023, all outstanding April 2023 Convertible Note Warrants were reclassified from liability into equity (see Note 10).

The fair value of the April 2023 Convertible Note Warrants at the reclassification date was based on the following assumptions:

Stock price	$0.08
Expected volatility	74.9%
Risk-free interest rate	4.65%
Expected term (in years)	4.49
Expected dividend yield	0%

Private Placement Warrants

The fair value of the Private Placement Warrants was estimated using a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The fair value of the Private Placement Warrants at both September 30, 2024 and September 30, 2023 was $0.

The fair value of the Private Placement Warrants was based on the following assumptions:

	September 30,	September 30,
	2024	2023
Stock Price	$0.18	$0.83
Expected volatility	96.0%	45.5%
Risk-free interest rate	3.58%	4.12%
Expected term (in years)	3.09	4.34
Expected dividend yield	—%	—%

April 2023 Conversion Feature Liability

On January 1, 2024, on adoption of ASU 2020-06, the April 2023 Conversion Feature Liability met the derivative accounting scope exception and the conversion feature no longer required bifurcation form the April 2023 Convertible Notes and 2023 April 2023 Convertible Notes, related party. On January 1, 2024, the fair value of the fair value of the April 2023 Conversion Feature Liability was $0.

December 2023 Conversion Feature Liability

The fair value of the December 2023 Conversion Feature Liability was estimated based on the probability weighted settlement scenarios, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. At September 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $745,610 by applying the probability of a business combination of 65% to the Automatic Discount of 43%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at September 30, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.

At September 30, 2024, the fair value of the derivative liability related to the Optional Conversion Feature was deemed immaterial as the probability that the Company is listed on a public exchange in absence of a business combination prior to the maturity of the December 2023 Convertible Notes was deemed minimal.

May 2024 Conversion Feature Liability

The fair value of the May 2024 Conversion Feature Liability was estimated based on the probability weighted settlement scenarios, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. At September 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $2,275,000 by applying the probability of a business combination of 65% to the Automatic Discount of 100%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at September 30, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.

12. Fair Value of Financial Instruments

The Company believes the carrying amounts of its cash and cash equivalent and debt approximate their fair values due to their near-term maturities. There were no transfers among Level 1, Level 2 or Level 3 categories in the years ended December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the carrying amounts of the Company’s cash, accounts payable and accrued expenses approximate their respective fair values due to the short-term nature of these instruments.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurement at December 31, 2023
	Total	Level 1	Level 2	Level 3

Derivative liability	361,704	—	—	361,704
Warrant liability	—	—	—	—
Total Liabilities	$361,704	$—	$—	$361,704

	Fair Value Measurement at December 31, 2022
	Total	Level 1	Level 2	Level 3

Derivative asset	(13,000)	—	—	(13,000)
Derivative liability	166,000	—	—	166,000
Warrant liability	525,000	—	—	525,000
Total Liabilities	$678,000	$—	$—	$678,000

The table below presents the changes in Level 3 liabilities (assets) measured at fair value on a recurring basis during the years ended December 31, 2023 and 2022:

	White Lion Derivative Liability	Key Company Stockholder Forward Liability (Asset)	Forward Share Purchase Liability	Private Placement Warrants Liability	November 2022 Convertible Note Liability	April 2023 Conversion Feature Liability	April 2023 Convertible Notes Warrants Liability	December 2023 Conversion Feature Liability
Balance at January 1, 2022	$—	$—	$—	$—	$—	$—	$—	$—
Inception Date	1,900,000	—	—	—	165,000	—	—	—
Business Combination with Ignyte	—	12,000	68,110	450,000	—	—	—	—
Change in fair value	(1,899,000)	(25,000)	(68,110)	75,000	—	—	—	—
Balance at December 31, 2022	$1,000	$(13,000)	$—	$525,000	$165,000	$—	$—	$—
Inception Date	—	—	—	—	—	849,146	2,402,160	361,704
Extinguishment of Debt	—	—	—	—	(165,000)	—	—	—
Capital Contribution from Exercise of Warrants	—	—	—	—	—	—	(761,568)	—
Capital Contribution from Reclassification of Warrants	—	—	—	—	$—	—	(65,469)	—
Change in fair value	(1,000)	13,000	—	(525,000)	—	(849,146)	(1,575,123)	—
Balance at December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$361,704

Key Company Stockholder Forward Purchase Liability

The Key Company Stockholder Forward Purchase Liability is accounted and fair valued under ASC 815, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value is the probability of the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements.

The fair value of the Key Company Stockholder Forward Purchase Agreement at December 31, 2022 was valued using a probability weighted scenario analysis with a Black Scholes Option Pricing Model based on a stock price of $4.21, expected volatility of 82.2%, risk-free rate of 4.5% and discounted at 0.5% for the probability of the Company closing the Business Combination Agreement, the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements. The fair value of the Key Company Stockholder Forward Purchase Agreement at December 31, 2023 was valued at $0 as the time to fund concluded on March 31, 2023, resulting in a change in fair value of derivative asset of $13,000 for the year ended December 31, 2023.

White Lion Derivative Liability

The White Lion Derivative Liability is valued using Monte Carlo simulation model and a such is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value were the projected volume weighed average share price at each trading date and the use of the maximum draw down potential. The fair value of the White Lion Purchase Agreement was $1,000 at December 31, 2022, and the change in fair value of the derivative liability was $1,899,000 for the year ended December 31, 2022. The fair value of the White Lion Purchase Agreement was $0 at December 31, 2023, and the change in fair value of the derivative liability was $1,000 for the year ended December 31, 2023.

The following weighted average assumptions were used in determining the fair value of the White Lion Purchase Agreement at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Stock Price	$0.18	$4.19
Expected volatility	95.3%	81.0%
Risk-free interest rate	4.23%	4.16%
Discount related to the probability of timely filing all SEC documents and meeting the NASDAQ listing requirements	2.5%	0.3%
Expected dividend yield	—%	—%

April 2023 Convertible Note Warrants and Placement Agent Warrants

The April 2023 Convertible Note Warrants and Placement Agent Warrants are carried at fair value and fair valued using a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market.

The fair value of the April 2023 Convertible Note Warrants, excluding the warrants held by the founder, as of December 31, 2023 was $0. On November 1, 2023, the remaining April 2023 Convertible Note Warrants were reclassified from liability into equity (see Note 10). The Company recorded a change in fair value of $1,552,578 through the reclassification date.

The fair value at December 31, 2023 for the remaining 176,292 April 2023 Convertible Note Warrants held by the founder was valued at $0. The Company recorded a change in fair value of $22,545 through the reclassification date.

The fair value of the April 2023 Convertible Note Warrants was determined using a Black Scholes Option Pricing Model based on the following assumptions at the reclassification date:

Stock price	$0.08
Expected volatility	74.9%
Risk-free interest rate	4.65%
Expected term (in years)	4.49
Expected dividend yield	0%

Private Placement Warrants

The fair value of the Private Placement Warrants was estimated using a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The fair value at December 31, 2023 and 2022 was valued at $0 and $525,000, respectively, using a Black Scholes Option Pricing Model based on the following assumptions:

	As of December 31,
	2023	2022
Stock Price	$0.18	$4.19
Expected volatility	84.0%	30.0%
Risk-free interest rate	4.01%	3.99%
Expected term (in years)	3.84	4.84
Expected dividend yield	—%	—%

April 2023 Conversion Feature Liability

The fair value of April 2023 Conversion Feature Liability was estimated using a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market.

At December 31, 2023, the fair value of the April 2023 Conversion Feature Liability related to the 2023 April Convertible Notes was valued at $0 using a Black Scholes Option Pricing Model based on the following assumptions:

December 31,
2023
Stock Price	$0.18
Expected volatility	73.7%
Risk-free interest rate	4.68%
Expected term (in years)	0.08
Expected dividend yield	—%

The Company recorded a change in fair value of $560,436 for the year ended December 31, 2023.

At December 31, 2023, the fair value of the April 2023 Conversion Feature Liability related to the 2023 April Convertible Notes, related party was valued at $0 using a Black Scholes Option Pricing Model based on the following assumptions:

December 31,
2023
Stock Price	$0.18
Expected volatility	73.7%
Risk-free interest rate	4.68%
Expected term (in years)	0.08
Expected dividend yield	—%

The Company recorded a change in fair value of $288,710 for the year ended December 31, 2023.

December 2023 Conversion Feature Liability

The fair value of the December 2023 Conversion Feature Liability was estimated based on the probability weighted settlement scenarios, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%. The fair value of the derivative liability related to the Optional Conversion Feature was deemed immaterial as the probability that the Company is listed on a public exchange in absence of a business combination prior to the maturity of the December 2023 Convertible Notes was deemed minimal.